Fourth Quarter Adjustment (Details Textual) (USD $)	3 Months Ended			9 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2014	Dec. 31, 2014
Quarterly Financial Information Disclosure (Textual)
Capitalized of website and software cost					$ 1,017,104
Accumulated amortization					103,222
Net adjustment					913,822
Quarter ended amount	$ 235,366	$ 233,751	$ 158,529	$ 627,646